ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2016
Clouding Corp
Summary of net purchase price paid, assets and liabilities

Intangible assets	$14,500,000
Goodwill	1,296,000

Net purchase price	$15,796,000

Total consideration paid of the following:

Cash	$1,400,000
Promissory Note	1,000,000
Common Stock	281,000
Earn-Out Liability	13,115,000

Net purchase price	$15,796,000

Medtech Group
Summary of net purchase price paid, assets and liabilities
Intangible assets	$12,800,000
Goodwill	2,700,000

Net purchase price	$15,500,000